Income Taxes and Duties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Total DUC and Others

Total DUC and other as of December 31, 2018, 2017 and 2016 are integrated as follows:

	2018		2017		2016
DUC	Ps.	443,294,170	Ps.	372,902,629	Ps.	304,299,019
DUC from prior years		14,883		2,095,429		—
Other		446,464		260,775		514,356
Deferred DUC expense (benefit)		26,178,078		(37,214,624)		(27,651,571)

Total DUC and other	Ps.	469,933,595	Ps.	338,044,209	Ps.	277,161,804

Summary of Principal Factors Generating the Deferred DUC

The principal factors generating the deferred DUC are the following:

	2018		2017
Deferred DUC asset:
Tax credits	Ps.	577,278,473	Ps.	541,360,940

Deferred DUC asset		577,278,473		541,360,940

Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment		(288,913,978)		(455,697,786)

Deferred DUC liability		(288,913,978)		(455,697,786)

Deferret DUC asset net		288,364,495		85,663,154
Unrecognized Deferred DUC		(249,676,378)		(20,796,959)

Net, deferred DUC asset	Ps.	38,688,117	Ps.	64,866,195

Summary of Expected Benefit for DUC

The expected expense for DUC is different from that which would result from applying the 65% rate to the tax base, as a result of the items mentioned below:

	2018		2017		2016
Expected expense:	Ps.	307,269,035	Ps.	127,436,912	Ps.	159,897,683
Increase (decrease) resulting from:
Expected benefit contract		(5,797,144)		—		—
Duties from prior year		9,860		—		—
Non-cumulative profit		(593,158,584)		(514,780,219)		(423,761,673)
Non-deductible expenses		291,676,831		387,343,306		263,863,990
Production value		610,206,103		518,433,469		441,655,000
Deductible duties		(55,005,397)		(39,503,110)		(29,918,201)
Deferred DUC reserve		—		(48,689,612)		69,486,571
Deferred DUC expense		26,178,078		—		—
Deductions cap		(111,906,534)		(94,552,741)		(204,575,922)
DUC from prior years		14,883		2,095,429		—
Other		446,464		260,775		514,356

DUC-Profit-sharing duty expense	Ps.	469,933,595	Ps.	338,044,209	Ps.	277,161,804

Summary of Income Tax Expense (Benefit)

For the years ended December 31, 2018, 2017 and 2016, Petroleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2018		2017		2016
Current income tax	Ps.	3,109,971	Ps.	3,546,912	Ps.	6,201,842
Deferred income tax		(11,465,343)		(9,334,064)		(18,842,211)

Total	Ps.	(8,355,372)	Ps.	(5,787,152)	Ps.	(12,640,369)

Income tax REFIPRE (Preferent Fiscal Regime) from PMH HBV dividends	Ps.	—	Ps.	722,984	Ps.	—

Summary of Tax Effect of Deferred Tax Assets and Liabilities

As of December 31, 2018 and 2017, the deferred income tax asset net of Pemex Industrial Transformation and Pemex Exploration and Production has not been recognized because it is estimated that not enough taxable income will be generated in future periods.

	Tax effect
	2018	2017
Assets
Provisions	Ps.161,103,132	Ps. 86,967,057
Well, pipelines, properties, plant and equipment	17,825,338	—
Tax loss carryforwards	489,166,032	566,055,701

Total assets	Ps.668,094,502	Ps.653,022,758

Liabilites
Well, pipelines, properties, plant and equipment	Ps.159,942,782	Ps.152,028,015
Other	1,072,383	429,818

Total liabilities	161,015,165	152,457,833

Total assets, net	Ps.507,079,337	Ps.500,564,925

Summary of Principal Factors Generating Deferred Income Tax

The principal factors generating the deferred income tax are the following:

	2017		Recognized in profit and loss		Recognized in OCI		2018
Deferred income tax asset:
Provisions	Ps.	7,110,665	Ps.	1,726,028	Ps.	—	Ps.	8,836,693
Employee benefits provision		47,086,457		2,181,696		(8,953,404)		40,314,749
Advance payments from clients		42,208		(6,401)		—		35,807
Accrued liabilities		744,865		(133,213)		—		611,652
Reserve due to depreciation of inventories		—		982,228		—		982,228
Non-recoverable accounts receivable		739,748		24,176		—		763,924
Derivative financial instruments		79,255		(49,581)		—		29,674
Wells, pipelines, properties and equipment		3,990,113		7,872,663		—		11,862,776
Tax loss carryforwards(1)		21,532,979		(873,869)		—		20,659,110

Total deferred income tax asset		81,326,290		11,723,727		(8,953,404)		84,096,613

Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(3,443,618)		813,021		—		(2,630,597)
Other		(810,310)		(1,071,405)		—		(1,881,715)

Total deferred income tax liability		(4,253,928)		(258,384)		—		(4,512,312)

Net long-term deferred income tax liability	Ps.	77,072,362	Ps.	11,465,343	Ps.	(8,953,404)	Ps.	79,584,301

	2016		Recognized in profit and loss		Recognized in OCI		2017
Deferred income tax asset:
Provisions	Ps.	4,626,602	Ps.	2,484,063	Ps.	—		7,110,665
Employee benefits provision		44,859,222		3,027,519		(800,284)		47,086,457
Advance payments from clients		30,324		11,884		—		42,208
Accrued liabilities		2,198,664		(1,453,799)		—		744,865
Non-recoverable accounts receivable		778,179		(38,431)		—		739,748
Derivative financial instruments		223,518		(144,263)		—		79,255
Wells, pipelines, properties and equipment		1,390,952		2,599,161		—		3,990,113
Tax loss carry-forwards(1)		18,565,657		2,967,322		—		21,532,979

Total deferred income tax asset		72,673,118		9,453,456		(800,284)		81,326,290
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(3,632,294)		188,676		—		(3,443,618)
Other		(502,242)		(308,068)		—		(810,310)

Total deferred income tax liability		(4,134,536)		(119,392)		—		(4,253,928)

Net long-term deferred income tax liability	Ps.	68,538,582	Ps.	9,334,064	Ps.	(800,284)	Ps.	77,072,362

(1)	Tax loss carryforwards expire in 2028.

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes

Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2018		2017		2016
Expected income tax expense	Ps.	(41,316,168)	Ps.	(20,055,588)	Ps.	(14,901,324)
Increase (decrease) resulting from:
Tax effect of inflation-net		11,742,346		14,302,118		8,098,213
Difference between accounting and tax depreciation		(3,359,548)		(3,713,920)		(1,765,183)
Unrecognized Deferred tax asset(1)		21,885,731
Non-deductible expenses		1,781,012		1,954,659		1,558,120
Others-net		911,255		1,725,579		(5,630,195)

Income tax expense	Ps.	(8,355,372)	Ps.	(5,787,152)	Ps.	(12,640,369)

(1)

Deferred income tax assets of Ps. 21,885,731 arising from outstanding tax losses which expire between 2025 and 2018 have not been recognized since there are unlikely to be future tax gains which would allow Pemex Logistcs to use the benefits.